Investments	12 Months Ended
Dec. 31, 2023
Disclosure Of Investments [Abstract]
Investments
Note 4 - Investments
At December 31, 2023 and 2022, the Company had the following investments:

		As at December 31,
	2023	2022
Marketable securities	$4,001	$9,966
Warrants	195	4
Private company investments	6,372	4,591
Total Investments	10,568	14,561
Less: current portion	(6,628)	(10,409)
Non-current portion	$3,940	$4,152
The Company also receives investments as proceeds related to various property agreements and may sell its holdings to the market where appropriate. During the year ended December 31, 2023 the Company realized $5,174 (2022 - $1,013) in proceeds from sales of investments.